List of Companies of the Tim Group - Summary of List of Companies of the Tim Group (Detail)	12 Months Ended
Dec. 31, 2018 shares
Disclosure Of List Of Companies Of The Tim Group [line items]
Currency	The TIM Group consolidated financial statements as at December 31, 2018 are expressed in euro.
TI SPARKLE UK Ltd [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE UK Ltd (value-added and networking services)
Head Office	LONDON (UK)
Currency	EUR
Share Capital	3,983,254
% ownership	100.00%
Held by	TELECOM ITALIA SPARKLE S.p.A.
INFRASTRUTTURE WIRELESS ITALIANE S.p.A.. [member] | TIM S.p.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	INFRASTRUTTURE WIRELESS ITALIANE S.p.A.. (installation and operation of installations and infrastructure for the management and the sale of telecommunications services)
Head Office	MILAN (ITALY)
Currency	EUR
Share Capital	600,000,000
% ownership	60.0333%
Voting rights hold in associates	60055600.00%
Held by	TIM S.p.A.
INFRASTRUTTURE WIRELESS ITALIANE S.p.A.. [member] | INFRASTRUTTURE WIRELESS ITALIANE S.p.A.. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	INFRASTRUTTURE WIRELESS ITALIANE S.p.A.. (installation and operation of installations and infrastructure for the management and the sale of telecommunications services)
Head Office	MILAN (ITALY)
Currency	EUR
Share Capital	600,000,000
% ownership	0.037%
Held by	INFRASTUTTURE WIRELESS ITALIANE S.p.A.
MED-1 SUBMARINE CABLES Ltd [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	MED-1 SUBMARINE CABLES Ltd (construction and management of submarine cable Lev1)
Head Office	RAMAT GAN (ISRAEL)
Currency	ILS
Share Capital	55,886,866
% ownership	100.00%
Held by	TELECOM ITALIA SPARKLE S.p.A.
NOVERCA S.r.l. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	NOVERCA S.r.l. (development and provision of services in the TLC and multimedia sector in Italy and abroad)
Head Office	ROME (ITALY)
Currency	EUR
Share Capital	10,000
% ownership	100.00%
Held by	TIM S.p.A.
OLIVETTI S.p.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	OLIVETTI S.p.A. (production and sale of office equipment and information technology services)
Head Office	IVREA (TURIN- ITALY)
Currency	EUR
Share Capital	10,000,000
% ownership	100.00%
Held by	TIM S.p.A.
PERSIDERA S.p.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	PERSIDERA S.p.A. (purchase, sale and maintenance of systems for repair work and radio and television broadcasting)
Head Office	ROME (ITALY)
Currency	EUR
Share Capital	21,428,572
% ownership	70.00%
Held by	TIM S.p.A.
TELECOM ITALIA SAN MARINO S.p.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TELECOM ITALIA SAN MARINO S.p.A. (San Marino telecommunications management)
Head Office	BORGO MAGGIORE (REPUBLIC OF SAN MARINO)
Currency	EUR
Share Capital	1,808,000
% ownership	100.00%
Held by	TIM S.p.A.
TELECOM ITALIA SPARKLE S.p.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TELECOM ITALIA SPARKLE S.p.A. (completion and management of telecommunications services for public and private use)
Head Office	ROME (ITALY)
Currency	EUR
Share Capital	200,000,000
% ownership	100.00%
Held by	TIM S.p.A.
TELECOM ITALIA TRUST TECHNOLOGIES S.r.l. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TELECOM ITALIA TRUST TECHNOLOGIES S.r.l. (other operations related to non-classified IT services)
Head Office	POMEZIA (ROME - ITALY)
Currency	EUR
Share Capital	7,000,000
% ownership	100.00%
Held by	TIM S.p.A.
TELECOM ITALIA VENTURES S.r.l. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TELECOM ITALIA VENTURES S.r.l. (investment holding company)
Head Office	MILAN (ITALY)
Currency	EUR
Share Capital	10,000
% ownership	100.00%
Held by	TIM S.p.A.
TELECONTACT CENTER S.p.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TELECONTACT CENTER S.p.A. (telemarketing services)
Head Office	NAPLES (ITALY)
Currency	EUR
Share Capital	3,000,000
% ownership	100.00%
Held by	TIM S.p.A.
TELEFONIA MOBILE SAMMARINESE S.p.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TELEFONIA MOBILE SAMMARINESE S.p.A. (development and management of mobile telecommunications plants and services)
Head Office	BORGO MAGGIORE (REPUBLIC OF SAN MARINO)
Currency	EUR
Share Capital	78,000
% ownership	51.00%
Held by	TELECOM ITALIA SAN MARINO S.p.A.
TELENERGIA S.r.l. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TELENERGIA S.r.l. (import, export, purchase, sale and trade of electricity)
Head Office	ROME (ITALY)
Currency	EUR
Share Capital	50,000
% ownership	100.00%
Held by	TIM S.p.A.
TELSY ELETTRONICA E TELECOMUNICAZIONI S.p.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TELSY ELETTRONICA E TELECOMUNICAZIONI S.p.A. (production and sale of equipment and systems for crypto telecommunications)
Head Office	TURIN (ITALY)
Currency	EUR
Share Capital	390,000
% ownership	100.00%
Held by	TIM S.p.A.
TI SPARKLE AMERICAS Inc. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE AMERICAS Inc. (managed bandwidth services)
Head Office	MIAMI (USA)
Currency	USD
Share Capital	10,000
% ownership	100.00%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TI SPARKLE ARGENTINA S.A. [member] | TI SPARKLE IRELAND TELECOMMUNICATIONS Ltd [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE ARGENTINA S.A. (managed bandwidth services)
Head Office	BUENOS AIRES (ARGENTINA)
Currency	ARS
Share Capital	9,998,000
% ownership	100.00%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TI SPARKLE AUSTRIA GmbH [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE AUSTRIA GmbH (telecommunications services)
Head Office	VIENNA (AUSTRIA)
Currency	EUR
Share Capital	2,735,000
% ownership	100.00%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TI SPARKLE BELGIUM S.P.R.L.-B.V.B.A [member] | TELECOM ITALIA SPARKLE S.p.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE BELGIUM S.P.R.L.—B.V.B.A (telecommunications services)
Head Office	BRUSSELS (BELGIUM)
Currency	EUR
Share Capital	2,200,000
% ownership	99.9999%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TI SPARKLE BELGIUM S.P.R.L.-B.V.B.A [member] | TI SPARKLE UK Ltd [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE BELGIUM S.P.R.L.-B.V.B.A (telecommunications services)
Head Office	BRUSSELS (BELGIUM)
Currency	EUR
Share Capital	2,200,000
% ownership	0.0001%
Held by	TI SPARKLE UK Ltd
TI SPARKLE BOLIVIA SRL [member] | TELECOM ITALIA SPARKLE S.p.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE BOLIVIA SRL (managed bandwidth services)
Head Office	LA PAZ (BOLIVIA)
Currency	BOB
Share Capital	1,747,600
% ownership	99.9999%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TI SPARKLE BOLIVIA SRL [member] | TI SPARKLE AMERICAS Inc. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE BOLIVIA SRL (managed bandwidth services)
Head Office	LA PAZ (BOLIVIA)
Currency	BOB
Share Capital	1,747,600
% ownership	0.0001%
Held by	TI SPARKLE AMERICAS Inc.
TI SPARKLE BRASIL PARTICIPACOES Ltda [member] | TI SPARKLE IRELAND TELECOMMUNICATIONS Ltd [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE BRASIL PARTICIPACOES Ltda (investment holding company)
Head Office	RIO DE JANEIRO (BRAZIL)
Currency	BRL
Share Capital	71,563,866
% ownership	99.9999%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TI SPARKLE BRASIL PARTICIPACOES Ltda [member] | TELECOM ITALIA SPARKLE S.p.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE BRASIL PARTICIPACOES Ltda (investment holding company)
Head Office	RIO DE JANEIRO (BRAZIL)
Currency	BRL
Share Capital	71,563,866
% ownership	0.0001%
Held by	TI SPARKLE AMERICAS Inc.
TI SPARKLE BRASIL TELECOMUNICACIONES Ltda [member] | TI SPARKLE AMERICAS Inc. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE BRASIL TELECOMUNICACIONES Ltda (managed bandwidth services)
Head Office	RIO DE JANEIRO (BRAZIL)
Currency	BRL
Share Capital	69,337,363
% ownership	0.0001%
Held by	TI SPARKLE AMERICAS Inc.
TI SPARKLE BRASIL TELECOMUNICACIONES Ltda [member] | TI SPARKLE BRASIL PARTICIPACOES Ltda [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE BRASIL TELECOMUNICACIONES Ltda (managed bandwidth services)
Head Office	RIO DE JANEIRO (BRAZIL)
Currency	BRL
Share Capital	69,337,363
% ownership	99.9999%
Held by	TI SPARKLE BRASIL PARTICIPACOES Ltda
TI SPARKLE BULGARIA EOOD [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE BULGARIA EOOD (telecommunications services)
Head Office	SOFIA (BULGARIA)
Currency	BGN
Share Capital	100,000
% ownership	100.00%
Held by	TELECOM ITALIA SPARKL E S.p.A.
TI Sparkle Chile S.p.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE CHILE S.p.A. (managed bandwidth services)
Head Office	SANTIAGO (CHILE)
Currency	CLP
Share Capital	5,852,430,960
% ownership	100.00%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TI SPARKLE COLOMBIA Ltda [member] | TI SPARKLE IRELAND TELECOMMUNICATIONS Ltd [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE COLOMBIA Ltda (managed bandwidth services)
Head Office	BOGOTA' (COLOMBIA)
Currency	COP
Share Capital	5,246,906,000
% ownership	99.9999%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TI SPARKLE COLOMBIA Ltda [member] | TI SPARKLE AMERICAS Inc. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE COLOMBIA Ltda (managed bandwidth services)
Head Office	BOGOTA' (COLOMBIA)
Currency	COP
Share Capital	5,246,906,000
% ownership	0.0001%
Held by	TI SPARKLE AMERICAS Inc.
TI SPARKLE CZECH S.R.O. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE CZECH S.R.O. (telecommunications services)
Head Office	PRAGUE (CZECH REPUBLIC)
Currency	CZK
Share Capital	6,720,000
% ownership	100.00%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TI Sparkle France S.A.S. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE FRANCE S.A.S. (installation and management of telecommunications services for fixed network and related activities)
Head Office	PARIS (FRANCE)
Currency	EUR
Share Capital	18,295,000
% ownership	100.00%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TI SPARKLE GERMANY GmbH [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE GERMANY GmbH (telecommunications services)
Head Office	FRANKFURT (GERMANY)
Currency	EUR
Share Capital	25,000
% ownership	100.00%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TI SPARKLE GREECE S.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE GREECE S.A. (telecommunications services)
Head Office	ATHENS (GREECE)
Currency	EUR
Share Capital	368,760
% ownership	100.00%
Held by	TELECOM ITALIA SPARKLE S.p.A.
W.A.Y. S.r.l. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	W.A.Y. S.r.l. (development and sale of geolocation products and systems for security and logistics)
Head Office	TURIN (ITALY)
Currency	EUR
Share Capital	136,383
% ownership	39.9999%
Held by	OLIVETTI S.p.A.
Wiman S.r.l [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	WIMAN S.r.l. (development, management and implementation of platforms for social-based Wi-Fiauthentications)
Head Office	MATTINATA (FOGGIA-ITALY)
Currency	EUR
Share Capital	22,233
Held by	TELECOM ITALIA VENTURES S.r.l.
CONSORZIO ANTENNA MONTECONERO [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	CONSORZIO ANTENNA COLBUCCARO (installation, management and maintenance ofmetal pylons complete with workstations for device recovery)
Head Office	ASCOLI PICENO (ITALY)
Currency	EUR
Share Capital	121,000
% ownership	20.00%
Held by	PERSIDERA S.p.A.
CONSORZIO EMITTENTI RADIOTELEVISIVE [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	CONSORZIO EMITTENTI RADIOTELEVISIVE (broadcasting activities)
Head Office	BOLOGNA (ITALY)
Currency	EUR
Share Capital	119,309
% ownership	18.66%
Held by	PERSIDERA S.p.A.
CONSORZIO HEALTH INNOVATION HUB (IN LIQUIDATION) [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	CONSORZIO HEALTH INNOVATION HUB (IN LIQUIDATION) (development of the market for systems and services for the sector social and health)
Head Office	TRENTO (ITALY)
Currency	EUR
Share Capital	48,000
% ownership	12.50%
Held by	TIM S.p.A.
Dahlia TV S.p.A [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	DAHLIA TV S.p.A. (IN LIQUIDATION) (pay-per-view services)
Head Office	ROME (ITALY)
Currency	EUR
Share Capital	11,318,833
% ownership	10.08%
Held by	TIM S.p.A.
FIN.PRIV. S.r.l. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	FIN.PRIV. S.r.l. (financial company)
Head Office	MILAN (ITALY)
Currency	EUR
Share Capital	20,000
% ownership	14.29%
Held by	TIM S.p.A.
IGOON. S.r.l. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	IGOON. S.r.l. (development of mobile platforms and applications able to provide user with innovative solutions for organizing and sharing all their digital content)
Head Office	NAPLES (ITALY)
Currency	EUR
Share Capital	16,498
% ownership	14.2805%
Held by	TELECOM ITALIA VENTURES S.r.l
INNAAS S.r.l. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	INNAAS S.r.l. (design, development and sale of high-tech software and hardware)
Head Office	ROME (ITALY)
Currency	EUR
Share Capital	108,700
% ownership	15.2548%
Held by	TELECOM ITALIA VENTURES S.r.l.
Italibiz COM Inc [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	ITALBIZ.COM Inc. (internet services)
Head Office	DELAWARE (USA)
Currency	USD
Share Capital	4,721
% ownership	19.50%
Held by	TIM S.p.A.
MIX S.r.l. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	MIX S.r.l. (internet service provider)
Head Office	MILAN (ITALY)
Currency	EUR
Share Capital	1,000,000
% ownership	11.0937%
Held by	TIM S.p.A.
Alfiere SPA [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	ALFIERE S.p.A. (*) (real estate management)
Head Office	ROME (ITALY)
Currency	EUR
Share Capital	9,250,000
% ownership	50.00%
Held by	TIM S.p.A.
Aree Urbane Srl [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	AREE URBANE S.r.l. (IN LIQUIDATION) (real estate management)
Head Office	MILAN (ITALY)
Currency	EUR
Share Capital	100,000
% ownership	32.62%
Held by	TIM S.p.A.
ASSCOM INSURANCE BROKERS S.r.l. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	ASSCOM INSURANCE BROKERS S.r.l. (insurance brokerage)
Head Office	MILAN (ITALY)
Currency	EUR
Share Capital	100,000
% ownership	20.00%
Held by	TIM S.p.A.
CLOUDESIRE.COM S.r.l. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	CLOUDESIRE.COM S.r.l. (design, implementation and marketing of a marketplace platform for the sale of a software as-a-serviceapplications)
Head Office	PISA (ITALY)
Currency	EUR
Share Capital	11,671
Held by	TELECOM ITALIA VENTURES S.r.l.
CONSORZIO ANTENNA TOLENTINO [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	CONSORZIO ANTENNA TOLENTINO (installation, management and maintenance of pylons complete with workstation for device recovery)
Head Office	RECANATI (MACERATA- ITALY)
Currency	EUR
Share Capital	86,000
% ownership	16.6674%
Held by	PERSIDERA S.p.A.
Consorzio Antenna Monteconero [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	CONSORZIO ANTENNA MONTECONERO (multimedia services)
Head Office	SIROLO (ANCONA-ITALY)
Currency	EUR
Share Capital	51,100
% ownership	22.2211%
Held by	PERSIDERA S.p.A.
Consorzio E O [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	CONSORZIO E O (IN LIQUIDATION) (training services)
Head Office	ROME (ITALY)
Currency	EUR
Share Capital	30,987
% ownership	50.00%
Held by	TIM S.p.A.
Eco Four Cloud Srl [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	ECO4CLOUD S.r.l. (development, production and sale of innovative products or services with high technological value
Head Office	RENDE (COSENZA-ITALY)
Currency	EUR
Share Capital	19,532
Held by	TELECOM ITALIA VENTURES S.r.l.
KOPJRA S.r.l. [Member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	KOPJRA S.r.l. (development, production and sale of innovative products or services with high-tech value)
Head Office	SCHIO (VICENZA-ITALY)
Currency	EUR
Share Capital	16,207
% ownership	22.8491%
Held by	TELECOM ITALIA VENTURES S.r.l.
Movenda S.p.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	MOVENDA S.p.A. (design, construction and diffusion of internet sites, products and computer media)
Head Office	ROME (ITALY)
Currency	EUR
Share Capital	133,333
% ownership	24.9998%
Held by	TELECOM ITALIA FINANCE SA
NordCom S.p.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	NORDCOM S.p.A. (application service provider)
Head Office	MILAN (ITALY)
Currency	EUR
Share Capital	5,000,000
% ownership	42.00%
Held by	TIM S.p.A.
Oil Project Srl [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	OILPROJECT S.r.l. (research, development, marketing and patenting of all intellectual property related to technology, information technology and TLC)
Head Office	MILAN (ITALY)
Currency	EUR
Share Capital	13,556
Held by	TELECOM ITALIA VENTURES S.r.l.
Pedius Srl [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	PEDIUS S.r.l. (implementation of specialized telecommunications applications, telecommunications services over telephone connections, VoIP services)
Head Office	ROME (ITALY)
Currency	EUR
Share Capital	181
Held by	TELECOM ITALIA VENTURES S.r.l.
Tiglio L Srl [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TIGLIO I S.r.l. (real estate management)
Head Office	MILAN (ITALY)
Currency	EUR
Share Capital	5,255,704
% ownership	47.8019%
Held by	TIM S.p.A.
Tiglio I Srl [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TIGLIO II S.r.l. (IN LIQUIDATION) (real estate management)
Head Office	MILAN (ITALY)
Currency	EUR
Share Capital	10,000
% ownership	49.47%
Held by	TIM S.p.A.
ADVANCED CARING CENTER S.r.l. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	ADVANCED CARING CENTER S.r.l. (telemarketing, market research and surveys activities and development)
Head Office	ROME (ITALY)
Currency	EUR
Share Capital	600,000
% ownership	100.00%
Held by	TELECONTACT CENTER S.p.A.
CD FIBER S.r.l. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	CD FIBER S.r.l. (design, construction, maintenance and management of network infrastructure services and high-speed electronic communication systems)
Head Office	ROME (ITALY)
Currency	EUR
Share Capital	50,000
% ownership	100.00%
Held by	TIM S.p.A.
FLASH FIBER S.r.l. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	FLASH FIBER S.r.l. (development, implementation, maintenance and supply of the fiber network in Italy)
Head Office	MILAN (ITALY)
Currency	EUR
Share Capital	30,000
% ownership	80.00%
Held by	TIM S.p.A.
H.R. SERVICES S.r.l. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	H.R. SERVICES S.r.l. (personnel training and services)
Head Office	L'AQUILA (ITALY)
Currency	EUR
Share Capital	500,000
% ownership	100.00%
Held by	TIM S.p.A.
TIM S.p.A [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Head Office	MILAN (ITALY)
Currency	EUR
Share Capital	11,677,002,855
TI Sparkle Israel Ltd [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE ISRAEL Ltd (international wholesale telecommunication services)
Head Office	RAMAT GAN (ISRAEL)
Currency	ILS
Share Capital	1,000
% ownership	100.00%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TI SPARKLE NORTH AMERICA. INC. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE NORTH AMERICA. INC. (telecommunications and promotional services)
Head Office	NEW YORK (USA)
Currency	USD
Share Capital	15,550,000
% ownership	100.00%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TI SPARKLE NETHERLANDS B.V. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE NETHERLANDS B.V. (telecommunications services)
Head Office	AMSTERDAM (NETHERLANDS)
Currency	EUR
Share Capital	18,200
% ownership	100.00%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TI SPARKLE PANAMA S.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE PANAMA S.A. (managed bandwidth services)
Head Office	PANAMA
Currency	USD
Share Capital	10,000
% ownership	100.00%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TI SPARKLE PERU' S.A. [member] | TI SPARKLE IRELAND TELECOMMUNICATIONS Ltd [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE PERU’ S.A. (managed bandwidth services)
Head Office	LIMA (PERÙ)
Currency	PEN
Share Capital	57,101,788
% ownership	99.9999%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TI SPARKLE PERU' S.A. [member] | TI SPARKLE AMERICAS Inc. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE PERU’ S.A. (managed bandwidth services)
Head Office	LIMA (PERÙ)
Currency	PEN
Share Capital	57,101,788
% ownership	0.0001%
Held by	TI SPARKLE AMERICAS Inc.
TI SPARKLE PUERTO RICO LLC [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE PUERTO RICO LLC (managed bandwidth services)
Head Office	SAN JUAN (PUERTO RICO)
Currency	USD
Share Capital	50,000
% ownership	100.00%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TT SPARKLE ROMANIA S.R.L. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE ROMANIA S.R.L. (telecommunications services)
Head Office	BUCHAREST (ROMANIA)
Currency	RON
Share Capital	3,021,560
% ownership	100.00%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TI Sparkle Russia LLC [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE RUSSIA LLC (telecommunications services)
Head Office	MOSCOW (RUSSIA)
Currency	RUB
Share Capital	8,520,000
% ownership	99.00%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TI SPARKLE UK Ltd [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE RUSSIA LLC (telecommunications services)
Head Office	MOSCOW (RUSSIA)
Currency	RUB
Share Capital	8,520,000
% ownership	1.00%
Held by	TI SPARKLE UK Ltd
TI SPARKLE SINGAPORE PTE. Ltd [member] | TELECOM ITALIA SPARKLE S.p.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE SINGAPORE PTE. Ltd (telecommunications services)
Head Office	SINGAPORE
Currency	USD
Share Capital	5,121,120
% ownership	99.9999%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TI SPARKLE SINGAPORE PTE. Ltd [member] | TI SPARKLE NORTH AMERICA. INC. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE SINGAPORE PTE. Ltd (telecommunications services)
Head Office	SINGAPORE
Currency	USD
Share Capital	5,121,120
% ownership	0.0001%
Held by	TI SPARKLE NORTH AMERICA. INC.
TI SPARKLE SLOVAKIA S.R.O. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE SLOVAKIA S.R.O. (telecommunications services)
Head Office	BRATISLAVA (SLOVAKIA)
Currency	EUR
Share Capital	300,000
% ownership	100.00%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TI SPARKLE SPAIN TELECOMMUNICATIONS SL [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE SPAIN TELECOMMUNICATIONS SL (telecommunications services)
Head Office	MADRID (SPAIN)
Currency	EUR
Share Capital	1,687,124
% ownership	100.00%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TI SPARKLE St. Croix LLC [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE St. Croix LLC (managed bandwidth services)
Head Office	VIRGIN ISLANDS (USA)
Currency	USD
Share Capital	10,000
% ownership	100.00%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TI SPARKLE SWITZERLAND GmbH [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE SWITZERLAND GmbH (telecommunications services)
Head Office	ZURICH (SWITZERLAND)
Currency	CHF
Share Capital	2,000,000
% ownership	100.00%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TI SPARKLE TURKEY TELEKOMUNIKASYON ANONIM SIRKETI [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE TURKEY TELEKOMÜNIKASYON ANONIM SIRKETI (telecommunications services)
Head Office	YENISBONA (ISTANBUL- TURKEY)
Currency	TRY
Share Capital	65,000,000
% ownership	100.00%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TI SPARKLE VENEZUELA C.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TI SPARKLE VENEZUELA C.A. (managed bandwidth service)
Head Office	CARACAS (VENEZUELA)
Currency	VES
Share Capital	10
% ownership	100.00%
Held by	TELECOM ITALIA SPARKLE S.p.A.
TIMB2 S.r.l. [member] | PERSIDERA S.p.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TIMB2 S.r.l. (management of television frequency user rights)
Head Office	ROME (ITALY)
Currency	EUR
Share Capital	10,000
% ownership	99.00%
Held by	PERSIDERA S.p.A.
TIMB2 S.r.l. [member] | TIM S.p.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TIMB2 S.r.l. (management of television frequency user rights)
Head Office	ROME (ITALY)
Currency	EUR
Share Capital	10,000
% ownership	1.00%
Held by	TIM S.p.A.
TIMVISION S.r.l. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TIMVISION S.r.l. (production, co-production, conception and creation of programs, films and audiovisual content, including multimedia and interactive content)
Head Office	ROME (ITALY)
Currency	EUR
Share Capital	50,000
% ownership	100.00%
Held by	TIM S.p.A.
TN FIBER S.r.l. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TN FIBER S.r.l. (design, construction, maintenance and supply of optical network access to users in the province of Trento)
Head Office	TRENTO(ITALY)
Currency	EUR
Share Capital	55,918,000
% ownership	100.00%
Held by	TIM S.p.A.
TIM BRASIL SERVICOS E PARTICIPACOES S.A. [member] | TIM S.p.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TIM BRASIL SERVIÇOS E PARTICIPAÇÕES S.A. (investment holding company)
Head Office	RIO DEJANEIRO (BRAZIL)
Currency	BRL
Share Capital	7,169,029,859
% ownership	0.0001%
Held by	TIM S.p.A.
TIM BRASIL SERVICOS E PARTICIPACOES S.A. [member] | Telecom Italia Finance S.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TIM BRASIL SERVIÇOS E PARTICIPAÇÕES S.A. (investment holding company)
Head Office	RIO DEJANEIRO (BRAZIL)
Currency	BRL
Share Capital	7,169,029,859
% ownership	99.9999%
Held by	TELECOM ITALIA FINANCE S.A.
TIM PARTICIPACOES S.A. [member] | TIM BRASIL SERVICOS E PARTICIPACOES S.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TIM PARTICIPAÇÕES S.A. (investment holding company)
Head Office	RIO DEJANEIRO (BRAZIL)
Currency	BRL
Share Capital	9,913,414,422
% ownership	66.5819%
Voting rights hold in associates	66603500.00%
Held by	TIM BRASIL SERVIÇOS E PARTICIPAÇÕES S.A.
TIM PARTICIPACOES S.A. [member] | TIM PARTICIPACOES S.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TIM PARTICIPAÇÕES S.A. (investment holding company)
Head Office	RIO DEJANEIRO (BRAZIL)
Currency	BRL
Share Capital	9,913,414,422
% ownership	0.0324%
Held by	TIM PARTICIPAÇÕES S.A.
Tim S.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TIM S.A. (telecommunications services)
Head Office	RIO DE JANEIRO (BRAZIL)
Currency	BRL
Share Capital	13,476,717,765
% ownership	100.00%
Held by	TIM PARTICIPAÇÕES S.A.
OLIVETTI DEUTSCHLAND GmbH [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	OLIVETTI DEUTSCHLAND GmbH (sale of office equipment and supplies)
Head Office	NURNBERG (GERMANY)
Currency	EUR
Share Capital	25,600,000
% ownership	100.00%
Held by	OLIVETTI S.p.A.
OLIVETTI SCUOLA DIGITALE S.r.l [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	OLIVETTI SCUOLA DIGITALE s.R.L. (formerly ALFABOOK S.r.l.) (on-line sale of digital texts)
Head Office	TURIN (ITALY)
Currency	EUR
Share Capital	100,000
% ownership	100.00%
Held by	OLIVETTI S.p.A.
OLIVETTI UK Ltd [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	OLIVETTI UK Ltd (sale of office equipment and supplies)
Head Office	NORTHAMPTON (UK)
Currency	GBP
Share Capital	6,295,712
% ownership	100.00%
Held by	OLIVETTI S.p.A.
Telecom Italia Capital S.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TELECOM ITALIA CAPITAL S.A. (financial company)
Head Office	LUXEMBOURG (LUXEMBOURG)
Currency	EUR
Share Capital	2,336,000
% ownership	100.00%
Held by	TIM S.p.A.
Telecom Italia Finance S.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TELECOM ITALIA FINANCE S.A.(financial company)
Head Office	LUXEMBOURG (LUXEMBOURG)
Currency	EUR
Share Capital	1,818,691,979
% ownership	100.00%
Held by	TIM S.p.A.
TELECOM ITALIA LATAM PARTICIPACOES E GESTAO ADMINISTRATIVA Ltda [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TELECOM ITALIA LATAM PARTICIPACOES E GESTAO ADMINISTRATIVA Ltda (provision of telecommunications and representation services)
Head Office	SAO PAULO (BRAZIL)
Currency	BRL
Share Capital	118,925,803
% ownership	100.00%
Held by	TIM S.p.A.
TIAUDIT COMPLIANCE LATAM S.A. [member] | TIM S.p.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TIAUDIT COMPLIANCE LATAM S.A. (IN LIQUIDATION) (internal auditing services)
Head Office	RIO DE JANEIRO (BRAZIL)
Currency	BRL
Share Capital	1,500,000
% ownership	69.9996%
Held by	TIM S.p.A.
TIAUDIT COMPLIANCE LATAM S.A. [member] | TIM BRASIL SERVICOS E PARTICIPACOES S.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TIAUDIT COMPLIANCE LATAM S.A. (IN LIQUIDATION) (internal auditing services)
Head Office	RIO DE JANEIRO (BRAZIL)
Currency	BRL
Share Capital	1,500,000
% ownership	30.0004%
Held by	TIM BRASIL SERVICOS E PARTICIPACOES S.A.
TIESSE S.c.p.A. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TIESSE S.c.p.A. (installation and assistance for electronic, IT, telematics and telecommunications equipment)
Head Office	IVREA (TURIN-ITALY)
Currency	EUR
Share Capital	103,292
% ownership	61.00%
Held by	OLIVETTI S.p.A.
TIM TANK S.r.l. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	TIM TANK S.r.l. (fund and securities investments)
Head Office	MILAN (ITALY)
Currency	EUR
Share Capital	18,600,000
% ownership	100.00%
Held by	TIM S.p.A.
4G RETAIL S.r.l. [member]
Disclosure Of List Of Companies Of The Tim Group [line items]
Subsidiaries consolidated line-by-line	4G RETAIL S.r.l. (sale of fixed and mobile telecommunications products and services and all analog and digital broadcasting equipment)
Head Office	MILAN (ITALY)
Currency	EUR
Share Capital	2,402,241
% ownership	100.00%
Held by	TIM S.p.A.